Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Sep. 30, 2023	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 227	£ 163
Current financial investments	1,680	2,605
Borrowings and bank overdrafts	(44,797)	(42,985)
Financing derivatives	(985)	(756)
Net debt (net of related derivative financial instruments)	(43,875)	(40,973)
Derivative liabilities	1,052	864
Derivatives | Capital expenditure
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 4	£ 4